Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue

Note 9 – Revenue

Revenues disaggregated by major revenue streams and timing of revenue recognition for the six months ended June 30, 2025 and 2024 are disclosed in the table below:

	Three months ended		Six months ended
	June 30,		June 30,
	2025	2024	2025	2024
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Over time:
Golf operations – annual subscription green fees	111,052	76,157	$145,218	$150,380

Point in time:
Golf operations – one-time green fees	304,816	382,571	1,299,590	1,529,229
Sales of food and beverage	147,587	146,824	373,390	392,085
Sales of merchandise	20,904	24,732	65,408	75,824
Ancillary revenue	17,873	18,253	46,997	54,654
	491,180	572,380	1,785,385	2,051,792

	602,232	648,537	$1,930,603	$2,202,172

Note 9 – Revenue

Revenues disaggregated by major revenue streams and timing of revenue recognition for the years months ended December 31, 2024, 2023 and 2022 are disclosed in the table below:

	Years ended December 31
	2024	2023	2022
Over time:
Golf operations – annual subscription green fees	$303,542	$168,723	$230,874

Point in time:
Golf operations – one-time green fees	2,139,636	2,475,133	2,079,741
Sales of food and beverage	648,738	682,281	517,694
Sales of merchandise	115,262	138,450	99,366
Ancillary revenue	91,183	90,125	80,979
	2,994,819	3,385,989	2,777,780

	$3,298,361	$3,554,712	$3,008,654